Other Disclosures - Capital Management - Additional Information (Details) kr in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2020 DKK (kr)	Sep. 30, 2020 USD ($)	Feb. 29, 2020 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Other Disclosures [Line Items]
Net proceeds from share offering	kr 477,900
Proceeds from issuance of shares	534,500	$ 83.7		kr 1,280,786	kr 19
Transaction costs	56,600
Total cash held				kr 726,929	kr 123,588
Directed Issue and Private Placement
Other Disclosures [Line Items]
Net proceeds from directed issue and private placement	kr 694,200		kr 694,200
Net proceeds from share offering			694,000
Proceeds from issuance of shares			kr 745,000